Schedule of Additional Information of Cryptocurrency Mining Operations (Details)	1 Months Ended		3 Months Ended								6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)		Dec. 31, 2022 USD ($)		Sep. 30, 2022 USD ($)		Jun. 30, 2022 USD ($)		Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Impairment of cryptocurrencies											$ 16,794,688
Creek Road Miners Inc [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of cryptocurrencies												$ 107,174		$ 59,752
Realized loss on the sale of cryptocurrency												(127,222)
Crypto Currency [Member] | Creek Road Miners Inc [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance beginning			$ 7,350	[1]	$ 586	[1]	$ 532,736		$ 302,654		[2]	$ 302,654
Beginning balance, Quantity of bitcoin			0.6	[1]	0.3	[1]	14.7		6.6		[1]	6.6		0
Revenue recognized from cryptocurrency mined					$ 7,955		$ 166,592		$ 343,055	$ 369,804		$ 517,602		$ 369,804
Revenue recognized from cryptocurrency mined, Quantity of bitcoin					0.3	[1]	4.6		8.3	6.7		13.2		6.7
Mining pool operating fees					$ (156)		$ (3,428)		$ (6,868)	$ (7,398)		$ (10,452)		$ (7,398)
Mining pool operating fees, Quantity of bitcoin							(0.1)		(0.2)	(0.1)		(0.3)		(0.1)
Impairment of cryptocurrencies					$ (1,035)		$ (34)		$ (106,105)	$ (59,752)		$ (107,174)		$ (59,752)
Impairment of cryptocurrencies, Quantity of bitcoin													[2]		[2]
Proceeds from the sale of cryptocurrency			$ (11,203)				$ (564,205)					$ (575,408)
Proceeds from the sale of cryptocurrency, Quantity of bitcoin			(0.6)				(18.9)					(19.5)
Realized loss on the sale of cryptocurrency			$ 3,853				$ (131,075)					$ (127,222)
Realized gain (loss) on the sale of cryptocurrency, Quantity of bitcoin
Balance ending	$ 586	[1]		[2]	$ 7,350	[1]	$ 586	[1]	$ 532,736	$ 302,654			[2]	$ 302,654
Balance ending, Quantity of bitcoin	0.3	[1]		[1]	0.6	[1]	0.3	[1]	14.7	6.6			[1]	6.6

[1]	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.
[2]	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.